Taxes on Income - Schedule of Deferred Tax Assets (Details) (10-K) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Carry forward tax losses	$ 9,074	$ 7,975
Other temporary differences	88	126
Deferred tax assets before valuation allowance	9,162	8,101
Valuation allowance	(9,162)	(8,101)
Net deferred tax assets